Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 750	¥ 464	¥ 75
Other assets transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	12	6	1
Assets decreased due to deconsolidation of VIEs	7,752	13,378	5,218
Liabilities decreased due to deconsolidation of VIEs	¥ 3,916	¥ 943	¥ 18